Income Tax - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Unrecognized tax liability including interest and penalties	$ 0.1	$ 0.2
Retained earnings	$ 6.1	$ 1.1
France | Income Tax Year 2018
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Income tax examination year	2018
France | Income Tax Year 2019
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Income tax examination year	2019